GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended					71 Months Ended
	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net comprehensive loss	$ 666	$ 10,548	$ 1,579	$ 3,929	$ 1,224	$ 608	$ 18,554
Deficit accumulated during the development stage		(18,734)	(8,186)				(18,734)
Net Cash Provided by (Used in) Operating Activities		$ (7,353)	$ (1,583)	$ (2,361)			$ (12,977)